Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Main Insurance lines
a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	35.1	34.3	38.0	6.8	9.4	7.8
Individual accident insurance	18.8	14.1	12.5	24.1	20.8	23.5
Commercial multiple peril	21.2	21.1	21.2	29.8	29.3	36.4
Domestic Credit Insurance	0.6	0.7	0.9	56.8	134.5	139.6
Critical or terminal diseases	27.0	16.1	10.7	24.4	17.5	21.1
Extended Guarantee	61.8	62.0	62.1	5.5	13.9	16.0
Credit Life Insurance	23.7	20.4	18.7	18.0	18.3	16.9
Random Events	23.5	20.3	16.3	26.3	17.1	18.4
Multiple Peril	46.4	48.1	57.8	60.2	53.3	27.2
Mortagage Insurance in market policies – Credit Life	20.0	20.4	20.7	17.3	15.3	13.0
Group life	23.2	15.1	8.3	34.4	33.2	24.2

Summary of Revenue From Insurance and Private Pension
b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	867	689	666
Individual accident	222	280	289
Commercial multiple peril	50	52	53
Internal Credit	68	78	64
Serious or terminal diseases	211	188	172
Disability Savings Pension	269	291	319
PGBL	2,282	2,193	2,084
Credit Life	946	879	621
Income from aleatory events	227	235	177
Multiple risks	290	209	151
Home Insurance in Market Policies – Credit Life	324	288	272
Traditional	115	122	129
VGBL	12,335	17,154	20,318
Group life	947	937	990
Other lines	471	502	571
Total	19,624	24,097	26,876

Summary of Changes in Technical Provisions
c) Technical provisions balances

	12/31/2019			12/31/2018
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,343	13	2,356	2,111	13	2,124
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	205	212,272	212,477	195	195,348	195,543
Redemptions and Other Unsettled Amounts (PVR)	13	318	331	12	298	310
Financial surplus (PEF)	2	611	613	2	605	607
Unsettled claims (PSL)	570	48	618	642	43	591
Claims / events incurred but not reported (IBNR)	277	22	299	254	25	373
Related Expenses (PDR)	28	89	117	31	98	129
Other	250	1,273	1,523	562	948	1,510
Total	3,688	214,646	218,334	3,809	197,378	201,187

d) Change in technical provisions

	12/31/2019			12/31/2018
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance	3,809	197,378	201,187	3,464	177,768	181,232
(+) Additions arising from premiums / contributions	4,634	15,008	19,642	4,340	19,764	24,104
(-) Risk adjustments	(4,216)	(273)	(4,489)	(3,937)	(297)	(4,234)
(-) Payment of claims / benefits	(1,349)	(566)	(1,915)	(1,184)	(580)	(1,764)
(+) Reported claims	1,465	—	1,465	1,325	—	1,325
(-) Redemptions	—	(15,623)	(15,623)	(1)	(13,771)	(13,772)
(+/-) Net Portability	—	1,754	1,754	—	3,758	3,758
(+) Adjustment of reserves and financial surplus	10	16,507	16,517	9	11,622	11,631
(+/-) Other (increase / reversal)	(665)	461	(204)	(207)	(886)	(1,093)
Closing balance	3,688	214,646	218,334	3,809	197,378	201,187

Summary of Deferred Acquisition Costs
V – Deferred acquisition costs
They are recorded in assets and charges are shown in the table below:

	12/31/2019	12/31/2018
Opening Balance	409	253

Increase	1,156	1,001
Amortization	(1,070)	(845)

Closing Balance	495	409

Balance to be amortized in up to 12 months	389	334
Balance to be amortized after 12 months	106	75

Summary of Claims Development
The amounts shown in the tables express the position at 12/31/2019, since the actuarial calculations are made on a half-yearly basis:

Provision for unsettled claims (PSL)	618
(-) IBNER	258
(-) Reinsurance	37
(-) Retrocession and other estimates	(17)
Liability claims presented in the claims development table (a + b)	340

a) Administratives claims

Occurrence date	12/31/2015	12/31/2016	12/31/2017	12/31/2018	12/31/2019	Total
At the end of reporting period	1,009	938	934	993	1,149
After 1 year	1,054	981	977	1,012
After 2 years	1,082	1,001	975
After 3 years	1,091	1,078
After 4 years	1,084
Current estimate	1,084	1,078	975	1,012	1,149
Accumulated payments through base date	1,075	1,061	961	994	1,028	5,119
Liabilities recognized in the balance sheet	10	17	14	18	121	180
Liabilities in relation to prior periods						17
Total administratives claims						197

b) Judicial claims

Occurrence date	12/31/2015	12/31/2016	12/31/2017	12/31/2018	12/31/2019	Total
At the end of reporting period	30	26	28	16	20
After 1 year	41	35	40	33
After 2 years	52	43	51
After 3 years	64	55
After 4 years	71
Current estimate	71	55	51	33	20
Accumulated payments through base date	61	44	44	27	14	190
Liabilities recognized in the balance sheet	10	11	8	7	6	42
Liabilities in relation to prior periods						101
Total judicial claims						143